Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 13,772	$ 17,810	$ 71,501	$ 58,359
Cost of sales	10,948	14,057	55,949	46,368
Gross profit	2,824	3,753	15,552	11,991
Selling, general and administrative expense	5,033	3,835	18,661	13,597
Operating loss	(2,209)	(82)	(3,109)	(1,606)
Other expense (income):
Interest expense	226	142	998	1,160
Loss on debt extinguishment				2,665
Other income, net	(6)	(29)	(116)	(363)
Total other expense	220	113	882	3,462
Net loss before income taxes	(2,429)	(195)	(3,991)	(5,068)
Provision (tax benefit) for income taxes	(327)	42	(125)	100
Net loss	(2,102)	(237)	(3,866)	(5,168)
Cumulative and imputed preferred stock dividends	(220)	(222)	(954)	(486)
Net loss attributable to common shareholders	(2,322)	(459)	(4,820)	(5,654)
Net loss per share -
Basic and diluted (In shares)	$ (0.27)	$ (0.06)	$ (0.61)	$ (0.94)
Weighted-average shares outstanding -
Basic and diluted (In shares)	8,620,807	7,392,441	7,900,693	6,019,900
Other comprehensive loss, net of tax
Net loss	(2,102)	(237)	(3,866)	(5,168)
Foreign currency translation adjustment			22
Comprehensive loss	$ (2,105)		$ (3,844)	$ (5,168)